Segment Reporting	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure
SEGMENT REPORTING
Delphi operates its core business along the following operating segments, which are grouped on the basis of similar product, market and operating factors:

•	Electrical/Electronic Architecture, which includes complete electrical architecture and component products.

•
Powertrain Systems, which includes extensive systems integration expertise in gasoline, diesel and fuel handling and full end-to-end systems including fuel injection, combustion, electronics controls, exhaust handling, test and validation capabilities, aftermarket, and original equipment service.

•
Electronics and Safety, which includes component and systems integration expertise in infotainment and connectivity, body controls and security systems, displays, mechatronics, passive and active safety electronics and electric and hybrid electric vehicle power electronics, as well as advanced development of software.

•	Eliminations and Other, which includes i) the elimination of inter-segment transactions, and ii) certain other expenses and income of a non-operating or strategic nature.
The accounting policies of the segments are the same as those described in Note 2. Significant Accounting Policies, except that the disaggregated financial results for the segments have been prepared using a management approach, which is consistent with the basis and manner in which management internally disaggregates financial information for the purposes of assisting internal operating decisions. Generally, Delphi evaluates performance based on stand-alone segment net income before interest expense, other income (expense), net, income tax expense, equity income (loss), net of tax, income (loss) from discontinued operations, net of tax, restructuring, other project and integration costs related to acquisitions and other portfolio transactions and asset impairments (“Adjusted Operating Income”) and accounts for inter-segment sales and transfers as if the sales or transfers were to third parties, at current market prices. Through December 31, 2013, the Company’s management believed that net income before depreciation and amortization (including long-lived asset and goodwill impairment), interest expense, other income (expense), net, income tax expense, equity income (loss), net of tax, income (loss) from discontinued operations, net of tax, restructuring and other acquisition-related integration costs (“Adjusted EBITDA”) was a meaningful measure of performance and it was used by management to analyze Company and stand-alone segment operating performance. Management also used Adjusted EBITDA for planning and forecasting purposes. Effective January 1, 2014, Delphi’s management began utilizing Adjusted Operating Income as the key performance measure of segment income or loss and for planning and forecasting purposes, as management believes this measure is most reflective of the operational profitability or loss of Delphi's operating segments. Segment Adjusted Operating Income should not be considered a substitute for results prepared in accordance with U.S. GAAP and should not be considered an alternative to net income attributable to Delphi, which is the most directly comparable financial measure to Adjusted Operating Income that is in accordance with U.S. GAAP. Segment Adjusted Operating Income, as determined and measured by Delphi, should also not be compared to similarly titled measures reported by other companies.
In the first quarter of 2015, the Company determined that its previously reported Thermal Systems segment met the criteria to be classified as a discontinued operation, which required retrospective application to balance sheet, statement of operations and certain cash flow financial information for all periods presented. Refer to Note 25. Discontinued Operations for further information regarding the Company's discontinued operations. Discontinued operations also includes the Company's thermal original equipment service business, the results of which were previously reported within the Powertrain Systems segment. Certain operations, primarily related to contract manufacturing services, which were previously included within the Thermal Systems reporting segment but which are not included in the scope of the planned disposal are reported in continuing operations and have been reclassified within the Electronics and Safety segment for all periods presented. Amounts for shared general and administrative operating expenses that were allocated to the Thermal Systems business in prior periods have been re-allocated to the Company's reportable operating segments.
Included below are sales and operating data for Delphi’s segments for the years ended December 31, 2014, 2013 and 2012, as well as balance sheet data as of December 31, 2014 and 2013.

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
For the Year Ended December 31, 2014:
Net sales	$8,274	$4,535	$2,885	$(195)	$15,499
Depreciation and amortization	$266	$194	$80	$—	$540
Adjusted operating income	$1,060	$518	$347	$—	$1,925
Operating income (2)	$986	$459	$313	$—	$1,758
Equity income (loss), net of tax	$21	$(1)	$—	$—	$20
Net income attributable to noncontrolling interest	$35	$36	$—	$—	$71
Capital expenditures	$326	$315	$89	$49	$779

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
For the Year Ended December 31, 2013:
Net sales	$7,972	$4,392	$2,878	$(191)	$15,051
Depreciation and amortization	$237	$188	$74	$—	$499
Adjusted operating income	$982	$470	$327	$—	$1,779
Operating income (3)	$939	$417	$271	$—	$1,627
Equity income (loss), net of tax	$15	$—	$—	$—	$15
Net income attributable to noncontrolling interest	$40	$31	$—	$—	$71
Capital expenditures	$293	$224	$64	$24	$605

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
For the Year Ended December 31, 2012:
Net sales	$6,815	$4,631	$2,813	$(189)	$14,070
Depreciation and amortization	$165	$182	$98	$—	$445
Adjusted operating income	$761	$525	$291	$—	$1,577
Operating income (4)	$703	$500	$187	$—	$1,390
Equity income (loss), net of tax	$13	$(3)	$—	$—	$10
Net income attributable to noncontrolling interest	$37	$31	$—	$—	$68
Capital expenditures	$238	$304	$66	$34	$642

(1)	Eliminations and Other includes the elimination of inter-segment transactions.

(2)
Includes charges recorded in 2014 related to costs associated with employee termination benefits and other exit costs of $57 million for Electrical/Electronic Architecture, $55 million for Powertrain Systems and $28 million for Electronics and Safety.

(3)
Includes charges recorded in 2013 related to costs associated with employee termination benefits and other exit costs of $28 million for Electrical/Electronic Architecture, $53 million for Powertrain Systems and $56 million for Electronics and Safety .

(4)
Includes charges recorded in 2012 related to costs associated with employee termination benefits and other exit costs of $49 million for Electrical/Electronic Architecture, $25 million for Powertrain Systems and $89 million for Electronics and Safety.

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other (1)	Total
	(in millions)
Balance as of December 31, 2014:
Investment in affiliates	$64	$65	$—	$(31)	$98
Goodwill	$648	$8	$—	$—	$656
Total segment assets	$5,795	$3,885	$2,064	$(998)	$10,746
Balance as of December 31, 2013:
Investment in affiliates	$48	$72	$—	$(33)	$87
Goodwill	$487	$9	$—	$—	$496
Total segment assets	$5,312	$4,128	$2,018	$(411)	$11,047

(1)	Eliminations and Other includes the elimination of inter-segment transactions.
The reconciliation of Adjusted Operating Income to Operating Income includes restructuring, other project and integration costs related to acquisitions and other portfolio transactions and asset impairments. The reconciliation of Adjusted Operating Income to net income attributable to Delphi for the years ended December 31, 2014, 2013 and 2012 are as follows:

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other	Total
	(in millions)
For the Year Ended December 31, 2014:
Adjusted operating income	$1,060	$518	$347	$—	$1,925
Restructuring	(57)	(55)	(28)	—	(140)
Other acquisition and portfolio project costs	(15)	(3)	(2)	—	(20)
Asset impairments	(2)	(1)	(4)	—	(7)
Operating income	$986	$459	$313	$—	1,758
Interest expense					(135)
Other expense, net					(8)
Income from continuing operations before income taxes and equity income					1,615
Income tax expense					(255)
Equity income, net of tax					20
Income from continuing operations					1,380
Income from discontinued operations, net of tax					60
Net income					1,440
Net income attributable to noncontrolling interest					89
Net income attributable to Delphi					$1,351

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other	Total
	(in millions)
For the Year Ended December 31, 2013:
Adjusted operating income	$982	$470	$327	$—	$1,779
Restructuring	(28)	(53)	(56)	—	(137)
Other acquisition and portfolio project costs	(15)	—	—	—	(15)
Operating income	$939	$417	$271	$—	1,627
Interest expense					(143)
Other expense, net					(18)
Income from continuing operations before income taxes and equity income					1,466
Income tax expense					(240)
Equity income, net of tax					15
Income from continuing operations					1,241
Income from discontinued operations, net of tax					60
Net income					1,301
Net income attributable to noncontrolling interest					89
Net income attributable to Delphi					$1,212

	Electrical/Electronic Architecture	Powertrain Systems	Electronics and Safety	Eliminations and Other	Total
	(in millions)
For the Year Ended December 31, 2012:
Adjusted operating income	$761	$525	$291	$—	$1,577
Restructuring	(49)	(25)	(89)	—	(163)
Other acquisition and portfolio project costs	(9)	—	—	—	(9)
Asset impairments	—	—	(15)	—	(15)
Operating income	$703	$500	$187	$—	1,390
Interest expense					(136)
Other income, net					5
Income from continuing operations before income taxes and equity income					1,259
Income tax expense					(174)
Equity income, net of tax					10
Income from continuing operations					1,095
Income from discontinued operations, net of tax					65
Net income					1,160
Net income attributable to noncontrolling interest					83
Net income attributable to Delphi					$1,077

Information concerning principal geographic areas is set forth below. Net sales data reflects the manufacturing location and is for the years ended December 31. Net property data is as of December 31.

	Year Ended December 31, 2014		Year Ended December 31, 2013		Year Ended December 31, 2012
	Net Sales	Net Property (1)	Net Sales	Net Property (1)	Net Sales	Net Property (1)
	(in millions)
United States (2)	$5,160	$675	$4,850	$583	$4,709	$507
Other North America	208	135	213	135	151	128
Europe, Middle East & Africa (3)	5,940	1,395	5,999	1,513	5,897	1,403
Asia Pacific (4)	3,552	732	3,171	602	2,500	470
South America	639	84	818	97	813	107
Total	$15,499	$3,021	$15,051	$2,930	$14,070	$2,615

(1)	Net property data represents property, plant and equipment, net of accumulated depreciation.

(2)
Includes net sales and machinery, equipment and tooling that relate to the Company's maquiladora operations located in Mexico. These assets are utilized to produce products sold to customers located in the United States.

(3)
Includes Delphi’s country of domicile, Jersey, and the country of Delphi’s principal executive offices, the United Kingdom. The Company had no sales in Jersey in any period. The Company had net sales of $892 million, $727 million, and $726 million in the United Kingdom for the years ended December 31, 2014, 2013 and 2012, respectively. The Company had net property in the United Kingdom of $231 million, $229 million, and $191 million as of December 31, 2014, 2013 and 2012, respectively. The largest portion of net sales in the Europe, Middle East & Africa region was $892 million in the United Kingdom, $1,076 million in Germany and $1,125 million in France for the years ended December 31, 2014, 2013 and 2012, respectively.

(4)	Net sales and net property in Asia Pacific are primarily attributable to China.